Schedule of digital assets loaned (Details)	9 Months Ended
Sep. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	131,954,604.6874
Current digital assets on loan, amount	$ 257,844,684
Long-term digital assets on loan, quantity	3,673,496.3056
Long-term digital assets on loan, amount	$ 6,727,231
Total current &long-term digital assets on loan, quantity	135,628,100.9930
Total current &long-term digital assets on loan, amount	$ 264,571,915
Bitcoin (BTC) [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	880.7736
Current digital assets on loan, amount	$ 73,844,618
Ethereum [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	18,529.3838
Current digital assets on loan, amount	$ 49,583,405
Solana [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	461,803.2877
Current digital assets on loan, amount	$ 58,585,593
Sui [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	14,476,843.7252
Current digital assets on loan, amount	$ 15,004,966
Ripple [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	15,715,000.0000
Current digital assets on loan, amount	$ 23,522,212
Bittensor [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	19,079.1667
Current digital assets on loan, amount	$ 5,784,239
Hedera [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	48,620,250.0000
Current digital assets on loan, amount	$ 5,236,401
Internet Computer [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	613,050.0000
Current digital assets on loan, amount	$ 2,100,309
NEAR Protocol [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	1,151,826.6667
Current digital assets on loan, amount	$ 5,945,384
Uniswap [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	362,603.3333
Current digital assets on loan, amount	$ 3,211,360
Virtuals Protocol [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	1,650,210.0000
Current digital assets on loan, amount	$ 1,303,171
Fetch.ai [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	4,444,000.0000
Current digital assets on loan, amount	$ 983,013
Curve DAO token [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	3,560,925.0000
Current digital assets on loan, amount	$ 1,378,078
Kaspa [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	22,735,533.3333
Current digital assets on loan, amount	$ 975,354
Aerodome [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	2,016,970.0000
Current digital assets on loan, amount	$ 1,627,291
Stellar [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	3,401,482.5000
Current digital assets on loan, amount	$ 753,769
Ondo [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	1,824,000.0000
Current digital assets on loan, amount	$ 901,421
Jupiter [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	2,732,805.1667
Current digital assets on loan, amount	$ 886,522
Aptos Mainnet [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	470,697.0833
Current digital assets on loan, amount	$ 369,403
AAVE [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	3,906.5000
Current digital assets on loan, amount	$ 621,951
Pyth Network [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	4,586,600.0000
Current digital assets on loan, amount	$ 350,416
MANTRA [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	1,729,120.0000
Current digital assets on loan, amount	$ 7,781
Worldcoin [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	803,733.3333
Current digital assets on loan, amount	$ 426,059
Hyperliquid [member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	50,088.7671
Current digital assets on loan, amount	$ 4,271,189
Hyperliquid One [Member]
IfrsStatementLineItems [Line Items]
Current digital assets on loan, quantity	504,666.6667
Current digital assets on loan, amount	$ 170,779
Solana (SOL) Two [member]
IfrsStatementLineItems [Line Items]
Long-term digital assets on loan, quantity	30,000.0000
Long-term digital assets on loan, amount	$ 3,521,790
SUI Two [member]
IfrsStatementLineItems [Line Items]
Long-term digital assets on loan, quantity	3,643,496.3056
Long-term digital assets on loan, amount	$ 3,205,441